Consolidated Statement of Cash Flows - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income tax	¥ 50,495	¥ 54,476	¥ 59,788
Adjustments for:
Investment income	(178,387)	(154,497)	(139,919)
Net realised and unrealised gains on financial assets	(25,287)	(36,483)	(21,082)
Insurance contracts	445,472	419,866	335,971
Depreciation and amortisation	5,287	5,162	4,379
Foreign exchange losses/(gains)	(645)	(119)	67
Net gains on investments of associates and joint ventures	(10,328)	(7,666)	(8,011)
Changes in operating assets and liabilities:
Increase/(decrease) in securities at fair value through profit or loss, net	(44,527)	(21,954)	6,858
Financial liabilities at fair value through profit or loss	(1,478)	3,004	1,213
Receivables and payables	47,129	40,598	50,625
Income tax paid	(5,862)	(3,263)	(8,636)
Interest received - securities at fair value through profit or loss	3,753	4,120	3,811
Dividends received - securities at fair value through profit or loss	826	775	964
Net cash inflow/(outflow) from operating activities	286,448	304,019	286,028
CASH FLOWS FROM INVESTING ACTIVITIES
Disposals of debt investments	37,708	36,774	112,182
Maturities of debt investments	196,596	198,640	133,519
Disposals of equity investments	385,308	308,406	450,014
Disposals of property, plant and equipment	341	57	72
Disposals of subsidiaries	559	2,175	1,432
Purchases of debt investments	(745,973)	(593,917)	(504,292)
Purchases of equity investments and subsidiaries	(409,676)	(338,306)	(545,657)
Purchases of property, plant and equipment	(5,475)	(7,469)	(11,417)
Investments in associates and joint ventures	(7,072)	(14,942)	(23,389)
Decrease/(increase) in term deposits, net	17,748	(10,947)	24,102
Increase/(decrease) in securities purchased under agreements to resell, net	(2,804)	(3,850)	5,468
Interest received	142,311	126,848	116,846
Dividends received	32,177	29,590	25,169
Increase in policy loans, net	(35,479)	(25,858)	(32,707)
Cash received related to other investing activities			1,141
Net cash inflow/(outflow) from investing activities	(393,731)	(292,799)	(247,517)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase in securities sold under agreements to repurchase, net	117,211	4,912	(73,552)
Interest paid	(8,194)	(3,779)	(3,072)
Repayment of borrowings		(6,505)	(365)
Dividends paid to equity holders of the Company	(18,089)	(20,834)	(4,916)
Dividends paid to non-controlling interests	(372)	(161)	(133)
Proceeds from issue of bonds			34,988
Cash received from borrowings		6,822	123
Payment of lease liabilities	(1,517)	(1,478)	(1,348)
Cash paid for redemption of other equity instruments		(9,060)
Capital injected into subsidiaries by non-controlling interests	22,850	22,846	12,961
Cash received related to other financing activities		1,069
Cash paid related to other financing activities	(750)	(1,592)	(761)
Net cash inflow/(outflow) from financing activities	111,139	(7,760)	(36,075)
Foreign exchange gains/(losses) on cash and cash equivalents	(71)	(144)	55
Net increase in cash and cash equivalents	3,785	3,316	2,491
Cash and cash equivalents, Beginning of the year	56,655	53,339	50,848
Cash and cash equivalents, End of the year	60,440	56,655	53,339
Analysis of balances of cash and cash equivalents
Cash at banks and in hand	60,256	56,536	52,833
Short-term bank deposits	¥ 184	¥ 119	¥ 506